DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Business Segment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Revenues	$ 164,524,789	$ 173,319,821	$ 164,275,443
Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues		47,729,944
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	40,643,462	47,729,944	69,100,376
Reportable Segments [Member] | Natural Gas Transportation [Member] | Firm [Member]
Revenues [Abstract]
Revenues	33,984,311	38,806,353	56,118,114
Reportable Segments [Member] | Natural Gas Transportation [Member] | Access and Charge [Member]
Revenues [Abstract]
Revenues	1,409,911	1,680,113	2,469,413
Reportable Segments [Member] | Natural Gas Transportation [Member] | Interruptible and Others [Member]
Revenues [Abstract]
Revenues	5,249,240	7,243,478	10,512,849
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	104,214,859	108,559,750	81,140,913
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Product [Member]
Revenues [Abstract]
Revenues	94,302,054	99,586,058	75,278,560
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Services [Member]
Revenues [Abstract]
Revenues	4,504,128	4,786,166	4,898,351
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Government Grants [Member]
Revenues [Abstract]
Revenues	5,408,677	4,187,526	964,002
Reportable Segments [Member] | Other Services [Member]
Revenues [Abstract]
Revenues	18,747,054	16,137,635	12,832,687
Reportable Segments [Member] | Other Services [Member] | Conditioning and Treatment [Member]
Revenues [Abstract]
Revenues	5,941,496	6,509,010	5,989,222
Reportable Segments [Member] | Other Services [Member] | Operation and Maintenance [Member]
Revenues [Abstract]
Revenues	450,840	481,338	490,937
Reportable Segments [Member] | Other Services [Member] | Steam Sales [Member]
Revenues [Abstract]
Revenues	372,779	429,014	535,488
Reportable Segments [Member] | Other Services [Member] | Construction [Member]
Revenues [Abstract]
Revenues	2,363	87,610	75,893
Reportable Segments [Member] | Other Services [Member] | UT Construction [Member]
Revenues [Abstract]
Revenues	43,537	79,694	207,231
Reportable Segments [Member] | Other Services [Member] | Transportation and conditioning of Natural Gas [Member]
Revenues [Abstract]
Revenues	11,717,321	8,137,078	5,274,364
Reportable Segments [Member] | Other Services [Member] | Others [Member]
Revenues [Abstract]
Revenues	218,718	413,891	259,552
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	$ 919,414	$ 892,492	$ 1,201,467